Leases (Tables)	12 Months Ended
Dec. 31, 2021
Leases
Schedule of movements in right-of-use assets

		Vessels’
Right-of-Use Assets	Vessel	Equipment	Total
As of January 1, 2020	—	1,033	1,033
Additions, net	—	34	34
Depreciation expense	—	(551)	(551)
As of December 31, 2020	—	516	516
Additions, net	84,761	275	85,036
Depreciation expense	(3,110)	(446)	(3,556)
As of December 31, 2021	81,651	345	81,996

Schedule of analysis of lease liabilities

	Lease Liabilities
	2020	2021
As of January 1,	886	444
Additions, net	34	57,671
Lease expense (Note 13)	33	333
Payments	(509)	(2,550)
As of December 31,	444	55,898
Lease liabilities—current portion	332	10,342
Lease liabilities—non-current portion	112	45,556
Total	444	55,898